Inventories (Details) - Schedule of Inventories - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Schedule of Inventories [Abstract]
Work in process	$ 8,414	$ 6,176
Finished goods	5,656	7,660
Total	$ 14,070	$ 13,836